JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 1.6%
Karman Holdings, Inc. *	265	19,170
Loar Holdings, Inc. *	302	24,131
Woodward, Inc.	52	13,118
		56,419
Automobile Components — 1.9%
Gentex Corp.	1,150	32,554
Modine Manufacturing Co. *	235	33,402
		65,956
Banks — 10.3%
BankUnited, Inc.	1,064	40,607
Commerce Bancshares, Inc.	653	39,000
Cullen/Frost Bankers, Inc.	319	40,447
First Financial Bancorp	1,512	38,180
First Hawaiian, Inc.	1,408	34,953
First Horizon Corp.	951	21,513
First Interstate BancSystem, Inc., Class A	951	30,300
ServisFirst Bancshares, Inc.	378	30,440
Wintrust Financial Corp.	376	49,737
WSFS Financial Corp.	678	36,592
		361,769
Beverages — 1.2%
Primo Brands Corp.	1,929	42,622
Building Products — 5.5%
AAON, Inc. (a)	360	33,667
Fortune Brands Innovations, Inc.	308	16,413
Hayward Holdings, Inc. *	4,415	66,753
Janus International Group, Inc. *	3,419	33,744
Simpson Manufacturing Co., Inc.	250	41,872
		192,449
Capital Markets — 6.3%
Evercore, Inc., Class A	138	46,596
MarketAxess Holdings, Inc.	234	40,850
Miami International Holdings, Inc. * (a)	520	20,915
Moelis & Co., Class A	263	18,775
Morningstar, Inc.	184	42,604
StepStone Group, Inc., Class A	775	50,645
		220,385
Chemicals — 5.3%
Axalta Coating Systems Ltd. *	1,103	31,571
Balchem Corp.	249	37,398
Element Solutions, Inc.	2,061	51,877
Perimeter Solutions, Inc. *	1,219	27,292
Quaker Chemical Corp.	284	37,404
		185,542

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 3.5%
Casella Waste Systems, Inc., Class A *	527	50,047
MSA Safety, Inc.	419	72,072
		122,119
Communications Equipment — 0.2%
Digi International, Inc. *	223	8,138
Construction & Engineering — 1.5%
WillScot Holdings Corp.	2,508	52,951
Construction Materials — 1.4%
Eagle Materials, Inc.	204	47,553
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc. *	145	13,549
Performance Food Group Co. *	610	63,434
		76,983
Containers & Packaging — 0.9%
AptarGroup, Inc.	236	31,575
Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc. *	487	52,837
Driven Brands Holdings, Inc. *	1,775	28,599
		81,436
Electric Utilities — 1.2%
Portland General Electric Co.	924	40,646
Electronic Equipment, Instruments & Components — 3.1%
Badger Meter, Inc.	196	35,018
Fabrinet (Thailand) *	92	33,354
Novanta, Inc. *	411	41,181
		109,553
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A	923	36,431
Flowco Holdings, Inc., Class A	1,181	17,537
		53,968
Food Products — 1.8%
Freshpet, Inc. *	405	22,305
Utz Brands, Inc.	3,244	39,412
		61,717
Ground Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	545	21,542
Landstar System, Inc.	287	35,210
Saia, Inc. *	93	27,784
		84,536

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.5%
Envista Holdings Corp. *	2,459	50,093
ICU Medical, Inc. *	322	38,600
		88,693
Health Care Providers & Services — 5.3%
Chemed Corp.	110	49,074
Concentra Group Holdings Parent, Inc.	1,702	35,635
Encompass Health Corp.	510	64,739
HealthEquity, Inc. *	392	37,178
		186,626
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	502	44,958
Hotels, Restaurants & Leisure — 4.8%
Monarch Casino & Resort, Inc.	329	34,785
Planet Fitness, Inc., Class A *	467	48,524
Shake Shack, Inc., Class A *	230	21,549
Vail Resorts, Inc. (a)	149	22,311
Wyndham Hotels & Resorts, Inc.	503	40,152
		167,321
Industrial REITs — 1.3%
EastGroup Properties, Inc.	264	44,727
Insurance — 3.4%
Accelerant Holdings, Class A (Cayman Islands) * (a)	844	12,561
Baldwin Insurance Group, Inc. (The), Class A *	885	24,980
Kinsale Capital Group, Inc.	89	37,854
Neptune Insurance Holdings, Inc., Class A *	298	5,954
RLI Corp.	570	37,210
		118,559
Leisure Products — 1.9%
Acushnet Holdings Corp. (a)	451	35,394
Brunswick Corp.	494	31,250
		66,644
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. *	36	18,508
Machinery — 3.6%
Hillman Solutions Corp. *	3,571	32,778
Lincoln Electric Holdings, Inc.	126	29,676
RBC Bearings, Inc. *	115	45,078
Toro Co. (The)	246	18,767
		126,299
Oil, Gas & Consumable Fuels — 2.2%
DT Midstream, Inc.	364	41,159
SM Energy Co.	1,487	37,118
		78,277

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 3.3%
First Advantage Corp. *	2,050	31,541
Paylocity Holding Corp. *	270	43,018
Verra Mobility Corp. *	1,662	41,062
		115,621
Real Estate Management & Development — 2.1%
Colliers International Group, Inc. (Canada)	208	32,543
Cushman & Wakefield plc *	2,584	41,128
		73,671
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc. (Japan) *	900	26,272
MACOM Technology Solutions Holdings, Inc. *	405	50,378
Power Integrations, Inc.	845	33,993
		110,643
Software — 3.8%
CCC Intelligent Solutions Holdings, Inc. *	3,224	29,371
Clearwater Analytics Holdings, Inc., Class A *	1,942	34,994
nCino, Inc. *	632	17,146
Qualys, Inc. *	210	27,836
SPS Commerce, Inc. *	236	24,526
		133,873
Specialized REITs — 1.1%
CubeSmart	969	39,386
Specialty Retail — 0.8%
Five Below, Inc. *	128	19,749
Warby Parker, Inc., Class A *	286	7,906
		27,655
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	161	42,036
Core & Main, Inc., Class A *	943	50,766
		92,802
Total Common Stocks (Cost $2,480,999)		3,430,580
Short-Term Investments — 2.8%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $68,871)	68,866	68,893

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $28,627)	28,627	28,627
Total Short-Term Investments (Cost $97,498)		97,520
Total Investments — 100.7% (Cost $2,578,497)		3,528,100
Liabilities in Excess of Other Assets — (0.7)%		(26,257)
NET ASSETS — 100.0%		3,501,843

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $28,308.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$56,419	$—	$—	$56,419
Automobile Components	65,956	—	—	65,956
Banks	361,769	—	—	361,769
Beverages	42,622	—	—	42,622
Building Products	192,449	—	—	192,449
Capital Markets	220,385	—	—	220,385
Chemicals	185,542	—	—	185,542
Commercial Services & Supplies	122,119	—	—	122,119

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Communications Equipment	$8,138	$—	$—	$8,138
Construction & Engineering	52,951	—	—	52,951
Construction Materials	47,553	—	—	47,553
Consumer Staples Distribution & Retail	76,983	—	—	76,983
Containers & Packaging	31,575	—	—	31,575
Diversified Consumer Services	81,436	—	—	81,436
Electric Utilities	40,646	—	—	40,646
Electronic Equipment, Instruments & Components	109,553	—	—	109,553
Energy Equipment & Services	53,968	—	—	53,968
Food Products	61,717	—	—	61,717
Ground Transportation	84,536	—	—	84,536
Health Care Equipment & Supplies	88,693	—	—	88,693
Health Care Providers & Services	186,626	—	—	186,626
Hotel & Resort REITs	44,958	—	—	44,958
Hotels, Restaurants & Leisure	167,321	—	—	167,321
Industrial REITs	44,727	—	—	44,727
Insurance	112,605	5,954	—	118,559
Leisure Products	66,644	—	—	66,644
Life Sciences Tools & Services	18,508	—	—	18,508
Machinery	126,299	—	—	126,299
Oil, Gas & Consumable Fuels	78,277	—	—	78,277
Professional Services	115,621	—	—	115,621
Real Estate Management & Development	73,671	—	—	73,671
Semiconductors & Semiconductor Equipment	110,643	—	—	110,643
Software	133,873	—	—	133,873
Specialized REITs	39,386	—	—	39,386
Specialty Retail	27,655	—	—	27,655
Trading Companies & Distributors	92,802	—	—	92,802
Total Common Stocks	3,424,626	5,954	—	3,430,580
Short-Term Investments
Investment Companies	68,893	—	—	68,893
Investment of Cash Collateral from Securities Loaned	28,627	—	—	28,627
Total Short-Term Investments	97,520	—	—	97,520
Total Investments in Securities	$3,522,146	$5,954	$—	$3,528,100
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$178,285	$290,621	$400,038	$13	$12	$68,893	68,866	$1,344	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	62,215	178,844	212,432	—	—	28,627	28,627	348	—
Total	$240,500	$469,465	$612,470	$13	$12	$97,520		$1,692	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.